INVENTORIES (Schedule of Inventory) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Raw materials, parts and supplies	$ 10,238	$ 9,579
Work in progress and assembled raw materials	15,106	15,871
Finished products	3,088	5,854
Inventory, Net	$ 28,432	$ 31,304